Financial Instruments (Schedule of Fair Values of Other Financial Liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current liabilities:
Total fair value of other financial liabilities	€ 106,515	€ 55,865
Level 1 [Member]
Non-current liabilities:
Debentures	60,518	36,542
Loans from banks and others (including current maturities)
Finance lease obligations (including current maturities)
Total fair value of other financial liabilities	60,518	36,542
Level 2 [Member]
Non-current liabilities:
Loans from banks and others (including current maturities)	45,561	18,334
Finance lease obligations (including current maturities)	4,209	4,388
Total fair value of other financial liabilities	49,770	22,722
Level 3 [Member]
Non-current liabilities:
Loans from banks and others (including current maturities)
Finance lease obligations (including current maturities)
Total fair value of other financial liabilities
Carrying Value [Member]
Non-current liabilities:
Debentures	57,631	33,806
Loans from banks and others (including current maturities)	44,864	17,737
Finance lease obligations (including current maturities)	4,020	4,388
Total fair value of other financial liabilities	€ 106,515	€ 55,931
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Future cash flows by the market interest rate on the date of measurement.	Future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2.53% and 4.65% Linkage to Consumer price index in Israel	Discount rate of Euribor+ 2.53%
Finance lease obligations[Member]
Non-current liabilities:
Valuation techniques for determining fair value	Future cash flows by the market interest rate on the date of measurement.	Future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2.85%	Discount rate of Euribor+ 2.85%